PROPERTY AND EQUIPMENT, NET (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET [Abstract]
Depreciation	$ 11.1	$ 13.3	$ 16.1
Additional equipment purchased	$ 14.0	$ 10.0	$ 16.2